COMMITMENTS AND CONTINGENCIES - Agreements for Cloud Logistics and Averetek (Details) - USD ($) $ in Millions		12 Months Ended
	May 31, 2019	Feb. 29, 2020	May 31, 2020
Business Acquisition, Contingent Consideration [Line Items]
Business combination threshold period for payment of contingent consideration upon successful attainment of revenue related criteria		2 years
Deferred consideration payment		$ 1.1
Business combination threshold period for payment of deferred contingent consideration		1 year
Averetek, LLC
Business Acquisition, Contingent Consideration [Line Items]
Contingent payments	$ 2.0
Business combination threshold period for payment of contingent consideration upon successful attainment of revenue related criteria	2 years
Deferred consideration payment			$ 1.1
Recurring | Level 3
Business Acquisition, Contingent Consideration [Line Items]
Contingent payments		$ 2.0
Recurring | Averetek, LLC | Level 3
Business Acquisition, Contingent Consideration [Line Items]
Contingent payments	$ 2.0
Maximum | Cloud Logistics LLc And Averetek Llc
Business Acquisition, Contingent Consideration [Line Items]
Contingent payments		$ 4.5